Law Department
The Lincoln National Life Insurance Company
One Granite Place
Concord, NH 03301

Ronald R. Bessette
Senior Counsel
Phone: 603-229-6140
Ronald.Bessette@LFG.com

May 21, 2010

Securities and Exchange Commission
Office of Insurance Products
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549

Re:       Post-Effective Amendment No. 49 to the Registration Statement
on Form N-4 for Lincoln Life Variable Annuity Account N of
The Lincoln National Life Insurance Company (File No. 333-36316)

Commissioners:

On behalf of The Lincoln National Life Insurance Company (the “Company”) and Lincoln Life Variable Annuity Account N (the “Account”), we are transmitting for filing under Rule 485(a) of the Securities Act of 1933 (the “1933 Act”) Post-Effective Amendment No. 49 to the Account’s Registration Statement on Form N-4 under the 1933 Act and Amendment No. 234 to the Registration Statement under the Investment Company Act of 1940 (the “Amendment”).

The Amendment is intended to be a “template” for other filings by the Company.  Accordingly, the Company will submit a supplemental request, under separate cover, pursuant to Rule 485(b)(1)(vii) under the 1933 Act, that the Commission permit the filing under paragraph (b) of Rule 485 of one or more post-effective amendments incorporating changes to the prospectus for other variable annuity contracts issued through the Account and certain other separate accounts of the Company.

Any questions or comments regarding this filing should be directed to me at the number listed above.

Sincerely,

Ronald R. Bessette
Senior Counsel